Trade and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

13. TRADE AND OTHER PAYABLES

	June 30, 2025		December 31, 2024
	USD	AED	AED
Trade payables	113,100	415,302	755,266
Staff payables	20,425	75,000	1,716,998
Accrued Expenses	43,031	158,010	84,591
PDC payables	60,493	222,130	64,860
Payables to former related party	-	-	466,861
Profit share payable ( FGT )*	27,829	102,188	72,851
Other payables**	14,306	52,532	52,844
	279,184	1,025,162	3,214,271

*	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales. For the year ending December 31, 2024, total sales from 3D printing amounted to AED 130,043, with a cost of AED 57,192, resulting in a net profit of AED 72,851. As per the agreement, FGT is entitled to 100% of the net profit, and the profit share payable to FGT is AED 72,851, which is recognized as a liability as of December 31, 2024

For the period ended June 30, 2025, total sales from 3D printing amounted to AED 59,044, with a cost of AED 29,707, resulting in a net profit of AED 29,337. As per the agreement, FGT is entitled to 100% of this profit, and a profit share payable of AED 29,337 was recognized as a liability as of June 30, 2025.

Accordingly, the total profit share payable to FGT as of June 30, 2025, amounts to AED 102,188, fully recognized as a liability in the Company’s financial statements.

**	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.

14. TRADE AND OTHER PAYABLES

	December 31, 2024		December 31, 2023
	USD	AED	AED
Trade payables	205,682	755,266	73,082
Staff payables	467,592	1,716,998	588,756
Accrued Expenses	23,037	84,591	32,528
PDC payables	17,663	64,860	11,860
Payables to former related party	127,141	466,861	466,861
Profit share payable ( FGT )*	19,840	72,851	-
Other payables**	14,391	52,844	52,948
	875,346	3,214,271	1,226,035

*

Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.

For the year ending December 31, 2024, total sales from 3D printing amounted to AED 130,043, with a cost of AED 57,192, resulting in a net profit of AED 72,851. As per the agreement, the profit share payable to FGT is AED 72,851, which is recognized as a liability as of December 31, 2024.

**	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.